STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
Cash Proceeds Received and Tax Benefit from Share-based Payment Awards [Table Text Block]

	2024	2023	2022
Total intrinsic value of options exercised	$0	$71	$208
Cash received from exercises	$0	$48	$177
Tax benefit from exercises	$0	$3,446	$3,095

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2024		2023		2022
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	1,072,031	$21.75	1,229,346	$21.28	839,733	$22.30
Granted	617,003	22.60	623,742	20.05	945,193	23.57
Vested	(651,690)	21.94	(728,126)	18.87	(407,386)	28.05
Forfeited	(34,883)	23.44	(52,931)	25.68	(148,194)	18.40
Nonvested at end of year	1,002,461	$22.24	1,072,031	$21.75	1,229,346	$21.28